Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
At March 31, 2013, the Company had net operating loss carryforwards (“NOLs”) available totaling approximately $155,922 which begin to expire in 2019. The Company has provided a full valuation allowance against its net deferred tax assets, of which the NOLs are the primary component, because management does not believe it is more likely than not that this asset will be realized. If the Company achieves profitability, the net deferred tax assets may be available to offset future income tax liabilities.

Income Taxes
The components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$—	$—	$45
State	193	324	274
Foreign	62	54	—
	255	378	319
Deferred:
Federal	843	843	843
State	126	126	126
	969	969	969
	$1,224	$1,347	$1,288

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefits	(0.6)%	(2.7)%	(1.5)%
Permanent items	(7.2)%	(0.7)%	(0.8)%
Valuation allowance	(30.8)%	(44.0)%	(40.0)%
Effective income tax rate	(3.6)%	(12.4)%	(7.3)%

Permanent items in 2012 relate primarily to non-deductible restructuring costs incurred in connection with the restructuring.
13. Income Taxes (continued)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred tax assets (liabilities) consist of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Deferred tax assets:
Current
Accounts receivable	$5,016	$7,382
Deferred revenue	4,042	4,625
Other	403	325

Total deferred tax assets-current	9,461	12,332
Noncurrent
Net operating loss carry forwards	59,559	78,504
Customer lists	6,545	7,215
Trademark	1,562	1,741
Other	4,156	4,818
Total deferred tax assets-noncurrent	71,822	92,278

Total deferred tax assets	$81,283	$104,610
Deferred tax liabilities:
Current:
Other Current Liabilities	231	249
Total Deferred tax liabilities - Current	231	249
Noncurrent
Customer Lists	$2,395	$3,568
Other Non-current liabilities	90	775
Goodwill	5,948	4,979
Accelerated Depreciation	6,590	7,552

Total deferred tax liabilities-noncurrent	$15,023	$16,874
Net deferred tax assets — current:
Total Deferred tax assets-Current	$9,461	$12,332
Total Deferred tax liabilities - Current	231	249
Valuation allowance	(9,230)	(12,083)

Net current deferred tax assets	$—	$—
Net deferred tax liabilities — noncurrent:
Deferred tax assets-noncurrent	$71,822	$92,278
Deferred tax liabilities-noncurrent	15,023	16,874
Valuation allowance	(62,747)	(80,383)

Net noncurrent deferred tax liabilities	$(5,948)	$(4,979)

The Company has provided a full valuation allowance against the net deferred tax asset as of December 31, 2012 and 2011 because management does not believe it is more likely than not that this asset will be realized. The net change in the Company's valuation allowance was a decrease of $20,489 between 2012 and 2011. This reduction in the valuation allowance is attributable to the decrease in the net operating loss carry forwards deferred tax asset which was reduced by Section 382 as a result of the ownership change in 2012. If the Company achieves profitability, the net deferred tax assets may be available to offset future income tax liabilities.

13. Income Taxes (continued)
Section 382 of the Internal Revenue Code (“Section 382”) places a limitation on the amount of net operating losses and other credit carryforwards which can be used to offset future taxable income after a change in control. In general, a change in control occurs when the ownership of certain shareholders or public groups in the stock of a corporation increase by more than 50 percentage points over a three-year period. Under Section 382, a loss corporation cannot deduct operating loss carryforwards in excess of the Section 382 limitation. Net Unrealized Built in Gain (“NUBIG”) is an exception to the general loss limitation rules of IRC section 382 and occurs when a built-in gain is recognized following an ownership change. We believe that there was a triggering event relating to Section 382 on November 13, 2012. As a result of the Company's analysis under Section 382, approximately $80,946 of pre-tax net operating losses available prior to November 13, 2012, including operating losses generated in 2012, have been lost. At December 31, 2012, the Company had net operating loss carryforwards available totaling $155,710 which begin to expire in 2019.